SCHEDULE OF INTEREST EXPENSE DEBT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Stated interest accrual					$ 9,909	$ 251,857
Debt discount amortization						945,969
Total	$ 7,649	$ 4,859	$ 9,146	$ 6,864	$ 9,909	$ 1,197,826